Credit Quality of Financial Assets and the Allowance for Credit Losses - Summary of Purchased Loans (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2026	Sep. 30, 2025
Credit Loss [Abstract]
Purchase price	¥ 0	¥ 3,862
Allowance for credit losses at acquisition date	0	3,633
Discount or premium attributable to other factors	0	876
Par value	¥ 0	¥ 8,371